Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—32.4%
Agency—16.4%
Federal National Mortgage Association
Pool #465721 4.040%, 10/1/20	$150	$150
Pool #AN0777 2.750%, 11/1/21	467	475
Pool #AM8254 2.710%, 6/1/22	551	566
Pool #AN4300 (1 month LIBOR + 0.560%) 2.075%, 1/1/24(1)	472	472
FRESB Mortgage Trust
2016-SB16, A5F 1.830%, 4/25/21(1)	791	796
2016-SB21, A5F 1.810%, 9/25/21(1)	519	525
2015-SB7, A5 2.370%, 9/25/35(1)	391	392
2016-SB16, A5H 2.130%, 5/25/36(1)	689	687
2016-SB23, A7H 2.200%, 9/25/36(1)	831	835
2018-SB50, A5H 3.000%, 4/25/38(1)	456	467
Small Business Administration Pool #510273 (PRIME minus 2.500%) 2.250%, 11/25/28(1)	1,479	1,480
		6,845

Non-Agency—16.0%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 1.427%, 3/15/37(1)(2)	1,000	927
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%) 144A 1.855%, 5/15/38(1)(2)	1,180	966
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, ASB 3.144%, 5/15/45	420	423
SLIDE 2018-FUN, A (1 month LIBOR + 0.900%) 144A 1.605%, 6/15/31(1)(2)	959	892
VNDO Mortgage Trust
2013-PENN, A 144A 3.808%, 12/13/29(2)	1,095	1,093
2013-PENN, B 144A 3.947%, 12/13/29(1)(2)	830	820
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%) 144A 1.800%, 8/15/45(1)(2)	1,539	1,530
		6,651

Total Mortgage-Backed Securities (Identified Cost $13,840)		13,496

Asset-Backed Securities—13.0%
Automobiles—0.5%
Canadian Pacer Auto Receivables Trust 2017-1A, A3 144A 2.050%, 3/19/21(2)	93	93
	Par Value	Value

Automobiles—continued
Ford Credit Floorplan Master Owner Trust 2017-2, A2 (1 month LIBOR + 0.350%) 1.055%, 9/15/22(1)	$100	$98
		191

Credit Card—8.5%
American Express Credit Account Master Trust 2017-5, B (1 month LIBOR + 0.580%) 1.285%, 2/18/25(1)	1,570	1,473
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.381%, 5/15/28(1)	1,253	1,130
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	945	940
		3,543

Other—2.2%
Domino’s Pizza Master Issuer LLC 2017-1A, A2I (3 month LIBOR + 1.250%) 144A 3.044%, 7/25/47(1)(2)	977	915
Student Loan—1.8%
Collegiate Funding Services Education Loan Trust 2005-A, A3 (3 month LIBOR + 0.130%) 2.091%, 3/29/27(1)	761	757
Total Asset-Backed Securities (Identified Cost $5,641)		5,406

Corporate Bonds and Notes—42.4%
Communication Services—2.1%
AT&T, Inc. (3 month LIBOR + 0.930%) 2.305%, 6/30/20(1)	890	884
Consumer Discretionary—5.6%
American Honda Finance Corp. (3 month LIBOR + 0.270%) 2.089%, 7/20/20(1)	765	761
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 2.207%, 8/13/21(1)(2)	900	865
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 2.133%, 2/22/21(1)(2)	730	705
		2,331

Consumer Staples—1.1%
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	455	455
Energy—2.8%
Phillips 66 (3 month LIBOR + 0.600%) 2.247%, 2/26/21(1)	665	622
Woodside Finance Ltd. 144A 4.600%, 5/10/21(2)	550	546
		1,168

See Notes to Schedule of Investments

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—22.4%
American Express Co. (3 month LIBOR + 0.525%) 2.217%, 5/17/21(1)	$890	$866
Bank of America Corp. (3 month LIBOR + 0.650%) 1.866%, 6/25/22(1)	635	620
Bank of Montreal (3 month LIBOR + 0.460%) 2.308%, 4/13/21(1)	740	718
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 2.224%, 4/26/21(1)	440	420
Credit Suisse AG (SOFRRATE + 0.450%) 1.199%, 2/4/22(1)	535	501
John Deere Capital Corp. (3 month LIBOR + 0.400%) 1.399%, 6/7/21(1)	840	825
JPMorgan Chase & Co. (3 month LIBOR + 1.205%) 2.980%, 10/29/20(1)	400	401
JPMorgan Chase Bank NA (3 month LIBOR + 0.340%) 2.134%, 4/26/21(1)	600	585
Lloyds Bank plc (3 month LIBOR + 0.490%) 2.232%, 5/7/21(1)	650	612
Metropolitan Life Global Funding I (SOFRRATE + 0.570%) 144A 0.580%, 9/7/20(1)(2)	570	564
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 2.057%, 8/6/21(1)(2)	440	428
PNC Bank NA (3 month LIBOR + 0.430%) 1.429%, 12/9/22(1)	750	708
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 2.128%, 4/13/21(1)	623	609
US Bank NA (3 month LIBOR + 0.320%) 2.114%, 4/26/21(1)	830	818
Wells Fargo Bank NA (3 month LIBOR + 0.380%) 2.076%, 5/21/21(1)	650	641
		9,316

Health Care—5.2%
AbbVie, Inc. (3 month LIBOR + 0.460%) 144A 2.153%, 11/19/21(1)(2)	800	774
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 2.054%, 5/14/21(1)	1,070	1,028
UnitedHealth Group, Inc. (3 month LIBOR + 0.260%) 1.001%, 6/15/21(1)	383	380
		2,182

Industrials—1.2%
Eaton Corp. 2.750%, 11/2/22	494	499
Utilities—2.0%
Duke Energy Corp. (3 month LIBOR + 0.500%) 144A 2.204%, 5/14/21(1)(2)	850	841
Total Corporate Bonds and Notes (Identified Cost $18,148)		17,676

Total Long-Term Investments—87.8% (Identified Cost $37,629)		36,578

	Shares	Value
Short-Term Investment—9.0%
Money Market Mutual Fund—9.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(3)	3,733,620	$3,734
Total Short-Term Investment (Identified Cost $3,734)		3,734

TOTAL INVESTMENTS—96.8% (Identified Cost $41,363)		$40,312
Other assets and liabilities, net—3.2%		1,330
NET ASSETS—100.0%		$41,642

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $11,959 or 28.7% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
United Kingdom	4
Canada	2
Australia	2
Switzerland	1
Netherlands	1
Total Investments	100%
† % of total investments as of March 31, 2020.

See Notes to Schedule of Investments

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$5,406	$—	$5,406
Corporate Bonds and Notes	17,676	—	17,676
Mortgage-Backed Securities	13,496	—	13,496
Money Market Mutual Fund	3,734	3,734	—
Total Investments	$40,312	$3,734	$36,578
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SEIX ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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